Derivative Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 28, 2015 Person	Mar. 01, 2014 Person	Mar. 02, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Percentage of cash and cash equivalents denominated in foreign currencies	26.00%	35.00%
Percentage of accounts receivable denominated in foreign currencies	30.00%	26.00%
Percentage of accrued liabilities denominated in foreign currencies	13.00%	12.00%
Net unrealized losses on forward contracts reclassified to income	$ 26
Percentage of maximum credit exposure to single counterparty to the total fair value of derivative instruments with net unrealized gains	47.00%	100.00%	29.00%
Unsettled foreign exchange derivative instruments	56	0
Received collateral from counterparties	15
Number of issuers represented for more than threshold limit of cash, cash equivalents and investments	0	0
Percentage of cash, cash equivalents and investments threshold used to determine major issuer	28.00%	33.00%
Credit Risk [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Notional Amount	2,100	11
Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Portion of Cash Flow hedges deemed to be ineffective		4
Net unrealized losses on forward contracts before tax	26
Net unrealized gains on forward contracts before tax		8
Cash Flow Hedging [Member] | Minimum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Higher maturity range	March, 2015
Cash Flow Hedging [Member] | Maximum [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Higher maturity range	February, 2016
Not Designated as Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gains on forward contracts before tax	25	6
Not Designated as Hedging Instrument [Member] | Minimum [Member] | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Higher maturity range	March, 2015
Not Designated as Hedging Instrument [Member] | Maximum [Member] | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Higher maturity range	August, 2015
Not Subject to Hedge Accounting [Member] | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized losses on forward contracts before tax		10
Net unrealized gains on forward contracts before tax	$ 57
Not Subject to Hedge Accounting [Member] | Minimum [Member] | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Higher maturity range	March, 2015
Not Subject to Hedge Accounting [Member] | Maximum [Member] | Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Higher maturity range	August, 2015